Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Interest and fees on loans	$ 37,833	$ 26,297	$ 72,685	$ 51,815	$ 108,521	$ 112,716
Interest and dividends on investment securities	10,566	9,817	20,564	18,725	36,740	36,114
Other interest income	53	40	121	71	2	4
Total interest income	48,452	36,154	93,370	70,611	145,263	148,834
Interest expense:
Interest on deposits	5,833	4,644	11,142	8,956	18,537	22,700
Interest on borrowings	1,466	1,038	2,730	2,096	4,403	4,806
Total interest expense	7,299	5,682	13,872	11,052	22,940	27,506
Net interest income	41,153	30,472	79,498	59,559	122,323	121,328
Provision for loan losses	3,236	473	4,326	1,569	2,914	26,101
Net interest income after provision	37,917	29,999	75,172	57,990	119,409	95,227
Noninterest income:
Service charges and fees	707	554	1,445	1,071	2,374	2,082
Loan and other fees	2,569	1,436	3,285	2,142
Bank-owned life insurance income	1,038	0	1,856	0	257
FDIC loss share indemnification loss	(5,247)	(4,729)	(10,239)	(8,518)	(18,533)	(3,470)
Income from resolution of acquired assets	1,692	4,116	2,729	5,915	8,475	9,593
Gain (loss) on sales of other real estate owned	(359)	(442)	72	1,000	1,237	4,890
Gain on investment securities	4,448	1,710	6,943	3,096	8,682	2,321
Other noninterest income	1,842	1,015	3,147	1,638	8,707	3,879
Total noninterest income	6,690	3,660	9,238	6,344	10,942	19,295
Noninterest expense:
Salaries and employee benefits	13,411	12,057	29,831	23,357	46,914	48,243
Occupancy and equipment expenses	3,777	2,571	7,210	5,012	9,872	9,772
Other real estate and acquired assets resolution related expenses	3,338	6,094	7,099	11,785	19,158	31,993
Professional services	1,352	1,498	3,184	3,504	6,403	10,466
Data processing and network	2,357	1,807	5,567	3,439
Regulatory assessments and insurance	1,920	1,278	3,694	2,566
Amortization of intangibles	443	380	859	792	1,500	1,800
Other operating expenses	4,146	1,770	7,766	3,527	21,961	21,275
Total noninterest expense	30,744	27,455	65,210	53,982	104,308	121,749
Income (loss) before income tax expense (benefit)	13,863	6,204	19,200	10,352	26,043	(7,227)
Income tax provision expense	4,697	1,927	6,506	3,577	8,872	(2,399)
Net income	$ 9,166	$ 4,277	$ 12,694	$ 6,775	$ 17,171	$ (4,828)
Earnings per share:
Basic	$ 0.26	$ 0.12	$ 0.35	$ 0.18	$ 0.46	$ (0.13)
Diluted	$ 0.26	$ 0.12	$ 0.35	$ 0.18	$ 0.46	$ (0.13)
Weighted average shares outstanding:
Basic	35,892,154	37,011,598	35,892,154	37,011,598	36,947,192	37,011,598
Diluted	35,896,207	37,015,889	35,896,257	37,014,579	36,949,129	37,011,598